Net loss per share - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Numerator
Net income / (loss) attributable to the Company - basic	$ (12,977)	$ (2,549)	$ (11,351)	$ (8,122)
Net income / (loss) attributable to the Company - diluted	$ (12,977)	$ (2,549)	$ (11,351)	$ (8,122)
Denominator
Weighted average shares – basic	60,748,810	61,623,820	61,023,855	61,349,985
Weighted average shares – diluted	60,748,810	61,623,820	61,023,855	61,349,985
Net income / (loss) per share attributable to the Company
Basic	$ (0.21)	$ (0.04)	$ (0.19)	$ (0.13)
Diluted	$ (0.21)	$ (0.04)	$ (0.19)	$ (0.13)